S-K 1603(a)(9) Restrictions on Selling Securities	Oct. 13, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Pursuant to a letter agreement to be entered into with us, our Sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants (and the underlying Class A ordinary shares), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Earlier of: (A) six months after the completion of our initial business combination; and (B) subsequent to our initial business combination (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right

Sponsor Richard Thompson David Buzby Deborah Frodl

Transfers permitted (a)(i) our Sponsor’s members, (ii) the directors or officers of the Company, our Sponsor, our Sponsor’s members, (iii) any affiliates or family members of the directors or officers of the Company, our Sponsor, our Sponsor’s members, (iv) any members or partners of our Sponsor, our Sponsor’s members, or their respective affiliates, or any affiliates of our Sponsor, our Sponsor’s members, or any employees of such affiliates, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

to exchange their ordinary shares for cash, securities or other property (except with respect to permitted transferees as described herein under “Principal Shareholders — Transfers of Founder Shares and Private Placement Warrants”).

of which is a member of the individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our initial business combination; (i) by virtue of the laws of the Cayman Islands, by virtue of our Sponsor’s memorandum and articles of association or other constitutional, organizational or formational documents, as amended, upon dissolution of our Sponsor, or by virtue of the constitutional, organizational or formational documents of a subsidiary of our Sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination

Private Placement Warrants (and Underlying Class A Ordinary Shares)	30 days after the completion of our initial business combination	Sponsor	Same as above

SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

We may also pay consulting, success or finder fees to our Sponsor or a member of our management team, or their respective affiliates in connection with the consummation of our initial business combination, and we may engage our Sponsor or an affiliate of our Sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions. Except as set out in the immediately preceding sentence, no terms for any such arrangements have been determined and no written agreements exist with respect to such arrangements.

In addition, in order to facilitate our initial business combination or for any other reason determined by our Sponsor in its sole discretion, our Sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement warrants or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.

Pursuant to FINRA Rule 5110(e), the private placement warrants purchased by the underwriters and/or their permitted designees may not be sold, transferred, assigned, pledged or hypothecated or the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the commencement of sales of this offering except to any member participating in the offering and the officers or partners, registered persons or affiliates thereof except as permitted by FINRA Rule 5110(e)(2).

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

of which is a member of the individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our initial business combination; (i) by virtue of the laws of the Cayman Islands, by virtue of our Sponsor’s memorandum and articles of association or other constitutional, organizational or formational documents, as amended, upon dissolution of our Sponsor, or by virtue of the constitutional, organizational or formational documents of a subsidiary of our Sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination

SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]

Earlier of: (A) six months after the completion of our initial business combination; and (B) subsequent to our initial business combination (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right

Sponsor

Richard Thompson

David Buzby

Deborah Frodl

Transfers permitted (a)(i) our Sponsor’s members, (ii) the directors or officers of the Company, our Sponsor, our Sponsor’s members, (iii) any affiliates or family members of the directors or officers of the Company, our Sponsor, our Sponsor’s members, (iv) any members or partners of our Sponsor, our Sponsor’s members, or their respective affiliates, or any affiliates of our Sponsor, our Sponsor’s members, or any employees of such affiliates, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust,
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor’s memorandum and articles of association or other constitutional, organizational or formational documents, as amended, upon dissolution of our Sponsor, or by virtue of the constitutional, organizational or formational documents of a subsidiary of our Sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for
Private Placement Warrants (and Underlying Class A Ordinary Shares) [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor